INCOME TAXES - Tax holiday and preferential tax rate (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
The aggregate amount of tax holiday and preferential tax rate	¥ (301,815)	¥ (31,734)	¥ (104,218)	¥ (221,590)	¥ 375,632
The aggregate effect on basic and diluted net income per ordinary share:
-Basic	¥ (3.01)	¥ (0.16)	¥ (0.52)	¥ (1.27)	¥ 2.31
-Diluted	¥ (3.01)	¥ (0.16)	¥ (0.52)	¥ (1.27)	¥ 2.02